Securities Continuous Unrealized Loss (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 41,916	$ 13,335
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	848	56
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	43,553	66,870
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,306	1,424
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	85,469	80,205
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2,154	1,480
US Government and Government Agencies and Authorities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	24,089	24,126
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	869	830
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	24,089	24,126
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	869	830
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	28,866	9,078
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	558	22
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	19,464	42,744
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	437	594
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	48,330	51,822
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	995	616
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	13,050	4,257
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	290	34
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	13,050	4,257
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ 290	$ 34